Share-Based Compensation (Details) - Schedule of share-based compensation expenses related to grants under the Equity Incentive Plan - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	$ 188	$ 131	$ 320	$ 643
Research & development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	104	31	200	444
General & administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation	$ 84	$ 100	$ 120	$ 199